INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

NOTE 8. INCOME TAX

The Company’s net deferred tax assets at December 31, 2022 and 2021 were as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$3,844
Startup/Organizational expenses	147,861	31,151
Total deferred tax assets	147,861	34,995
Valuation allowance	(147,861)	(34,995)
Deferred tax assets, net of valuation allowance	$—	$—

The income tax provision for the years ended December 31, 2022 and 2021 consisted of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Federal
Current	$421,211	$—
Deferred	(75,979)	(34,995)

State and Local
Current	—	—
Deferred	(36,886)	—

Change in valuation allowance	112,865	34,995

Income tax provision	$421,211	$—

As of December 31, 2022 and 2021, the Company had $0 and $18,306 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $112,865 and $34,995, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 was as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	6.98%	0.0%
Valuation allowance	8.86%	(21.0)%
Income tax provision	36.84%	0.0%